Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Cohen & Steers International Realty Fund, Inc. | Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A
Accumulated Value	$ 9,550	$ 9,514	$ 11,705	$ 11,230	$ 13,844	$ 13,677	$ 14,671	$ 11,140	$ 11,609	$ 10,349	$ 12,728
Cohen & Steers International Realty Fund, Inc. | Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C
Accumulated Value	10,000	9,902	12,108	11,533	14,133	13,878	14,797	11,153	11,561	10,238	$ 12,508
Cohen & Steers International Realty Fund, Inc. | Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	100,000	100,001	123,394	118,757	146,960	145,741	156,924	119,524	124,974	111,777	$ 138,081
Cohen & Steers International Realty Fund, Inc. | Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	10,000	9,995	12,272	11,751	14,466	14,275	15,285	11,588	12,057	10,726	$ 13,171
Cohen & Steers International Realty Fund, Inc. | Class Z
Account Value [Line Items]
Line Graph and Table Measure Name											Class Z
Accumulated Value	10,000	10,009	12,351	11,887	14,688	14,566	15,673	11,941	12,501	11,180	$ 13,800
Cohen & Steers International Realty Fund, Inc. | Class A | MSCI EAFE Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index - net
Accumulated Value	10,000	10,100	12,628	10,887	13,284	14,322	15,935	13,632	16,118	16,735	$ 21,959
Cohen & Steers International Realty Fund, Inc. | Class C | MSCI EAFE Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index - net
Accumulated Value	10,000	10,100	12,628	10,887	13,284	14,322	15,935	13,632	16,118	16,735	$ 21,959
Cohen & Steers International Realty Fund, Inc. | Class I | MSCI EAFE Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index - net
Accumulated Value	100,000	101,000	126,285	108,870	132,837	143,219	159,351	136,322	161,184	167,346	$ 219,594
Cohen & Steers International Realty Fund, Inc. | Class R | MSCI EAFE Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index - net
Accumulated Value	10,000	10,100	12,628	10,887	13,284	14,322	15,935	13,632	16,118	16,735	$ 21,959
Cohen & Steers International Realty Fund, Inc. | Class Z | MSCI EAFE Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index - net
Accumulated Value	10,000	10,100	12,628	10,887	13,284	14,322	15,935	13,632	16,118	16,735	$ 21,959
Cohen & Steers International Realty Fund, Inc. | Class A | FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE EPRA ex-U.S. Index - net1
Accumulated Value	10,000	10,130	12,159	11,379	13,765	12,784	13,826	10,466	11,125	10,185	$ 12,751
Cohen & Steers International Realty Fund, Inc. | Class C | FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE EPRA ex-U.S. Index - net1
Accumulated Value	10,000	10,130	12,159	11,379	13,765	12,784	13,826	10,466	11,125	10,185	$ 12,751
Cohen & Steers International Realty Fund, Inc. | Class I | FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE EPRA ex-U.S. Index - net1
Accumulated Value	100,000	101,303	121,590	113,794	137,651	127,842	138,257	104,660	111,245	101,850	$ 127,510
Cohen & Steers International Realty Fund, Inc. | Class R | FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE EPRA ex-U.S. Index - net1
Accumulated Value	10,000	10,130	12,159	11,379	13,765	12,784	13,826	10,466	11,125	10,185	$ 12,751
Cohen & Steers International Realty Fund, Inc. | Class Z | FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE EPRA ex-U.S. Index - net1
Accumulated Value	$ 10,000	$ 10,130	$ 12,159	$ 11,379	$ 13,765	$ 12,784	$ 13,826	$ 10,466	$ 11,125	$ 10,185	$ 12,751